DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
($ reported in thousands)

Shares	Description	Value
Common Stocks—103.0%
	◼ Electric, Gas and Water—75.2%
1,573,767	Alliant Energy Corp. (1)	$103,727
1,079,281	Ameren Corp. (1)	111,468
608,162	American Electric Power Co., Inc. (1)(2)	72,843
293,942	American Water Works Co., Inc. (1)	37,957
517,145	Atmos Energy Corp. (1)(2)	86,022
389,700	Black Hills Corp.	28,440
3,072,540	CenterPoint Energy, Inc. (1)	121,949
1,334,167	CMS Energy Corp. (1)(2)	95,380
1,320,420	Dominion Energy, Inc. (1)(2)	79,450
615,542	DTE Energy Co. (1)	82,716
571,200	Duke Energy Corp.	69,315
6,934,037	EDP S.A. (Portugal)	35,483
1,349,450	Emera, Inc. (Canada)	66,885
4,857,255	Enel SpA (Italy)	53,591
1,187,642	Entergy Corp. (1)	113,883
1,548,410	Essential Utilities, Inc. (1)(2)	60,063
1,348,088	Evergy, Inc. (1)(2)	103,439
424,140	Eversource Energy (1)	29,321
1,138,500	FirstEnergy Corp. (1)	53,897
981,900	Fortis, Inc. (Canada)	52,353
3,264,400	Iberdrola S.A. (Spain)	73,229
4,531,284	National Grid plc (United Kingdom)	76,544
1,130,562	NextEra Energy, Inc. (1)(2)	99,376
2,412,911	NiSource, Inc. (1)	106,868
652,810	Northwest Natural Holding Co.	30,395
1,762,600	OGE Energy Corp. (1)	76,990
576,000	ONE Gas, Inc. (1)	45,827
2,832,847	PG&E Corp. (1)	43,682
624,930	Pinnacle West Capital Corp. (1)	58,468
2,147,055	PPL Corp.	77,831
938,370	Public Service Enterprise Group, Inc. (1)(2)	77,284
1,450,151	Sempra (1)	126,178
738,691	Southern Co. (The) (1)	65,972
741,590	Spire, Inc. (1)	62,657
772,200	WEC Energy Group, Inc. (1)(2)	85,459
1,755,551	Xcel Energy, Inc. (1)	133,527
		2,698,469
Shares	Description	Value
	◼ Oil & Gas Storage, Transportation and Production—16.1%
325,000	Cheniere Energy, Inc. (1)	$68,744
282,620	DT Midstream, Inc.	35,616
1,138,145	Enbridge, Inc. (Canada)	55,587
975,000	Keyera Corp. (Canada)	33,017
129,700	Keyera Corp. Subscription Receipts (Canada)	4,219
1,437,526	Kinder Morgan, Inc. (1)	43,830
150,000	Kinetik Holdings, Inc. Class A	6,136
440,000	Kodiak Gas Services, Inc.	18,484
590,000	ONEOK, Inc.	46,722
926,600	Pembina Pipeline Corp. (Canada)	38,503
370,000	Targa Resources Corp.	74,363
1,300,000	TC Energy Corp. (Canada)	76,271
1,125,000	Williams Cos., Inc. (The)	75,667
		577,159
	◼ Telecommunications—11.7%
374,650	American Tower Corp. (1)	67,167
2,584,500	AT&T, Inc. (1)	67,740
1,127,288	BCE, Inc. (Canada)(1)	29,152
730,050	Cellnex Telecom S.A. (Spain)	22,517
835,210	Crown Castle, Inc. (1)(2)	72,505
78,510	Equinix, Inc. (1)(2)	64,451
2,666,500	TELUS Corp. (Canada)	37,207
1,339,489	Verizon Communications, Inc. (1)	59,634
		420,373
Total Common Stocks (Cost $2,636,570)		3,696,001

Units
Master Limited Partnerships—6.0%
	◼ Oil & Gas Storage, Transportation and Production—6.0%
3,195,062	Energy Transfer LP	58,949
1,380,000	Enterprise Products Partners LP	45,802
1,398,852	MPLX LP	78,196
The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
(Unaudited)
($ reported in thousands)
Units	Description	Value
1,684,900	Plains All American Pipeline LP	$32,417
		215,364
Total Master Limited Partnerships (Cost $88,687)		215,364

Par Value
Corporate Bonds—21.2%
	◼ Electric, Gas and Water—11.3%
6,850	AEP Texas, Inc. 5.400%, 6/1/33	7,062
15,000	American Electric Power Co., Inc. 5.625%, 3/1/33(1)	15,703
25,000	American Water Capital Corp. 5.150%, 3/1/34(1)(2)	25,651
22,000	Arizona Public Service Co. 6.875%, 8/1/36(1)	24,254
10,000	Berkshire Hathaway Energy Co. 8.480%, 9/15/28	11,098
22,000	CenterPoint Energy Houston Electric LLC 5.050%, 3/1/35	22,222
5,000	CMS Energy Corp. 3.450%, 8/15/27	4,961
9,000	Connecticut Light & Power Co. (The) 4.950%, 8/15/34	9,071
14,000	Dominion Energy, Inc. 5.450%, 3/15/35	14,352
10,000	DPL Capital Trust II 8.125%, 9/1/31	9,975
10,000	DTE Energy Co. 5.100%, 3/1/29	10,260
18,500	DTE Energy Co. 5.850%, 6/1/34(1)(2)	19,670
10,000	Duke Energy Corp. 4.200%, 6/15/49	7,895
12,000	Duke Energy Progress LLC 6.300%, 4/1/38	13,237
5,600	Edison International 4.125%, 3/15/28	5,564
Par Value	Description	Value
8,000	Edison International 5.250%, 3/15/32	$8,024
5,000	Entergy Louisiana LLC 5.350%, 3/15/34	5,193
6,000	Entergy Texas, Inc. 4.000%, 3/30/29	5,986
4,000	Essential Utilities, Inc. 3.566%, 5/1/29	3,926
10,000	Eversource Energy Series O 4.250%, 4/1/29	10,006
15,000	Florida Power & Light Co. 5.300%, 6/15/34(1)(2)	15,657
8,000	Florida Power & Light Co. 5.960%, 4/1/39	8,616
12,500	Kentucky Utilities Co. 5.450%, 4/15/33(1)	13,069
7,000	NextEra Energy Capital Holdings, Inc. 5.450%, 3/15/35	7,212
10,000	NiSource, Inc. 5.350%, 7/15/35	10,201
7,000	NiSource, Inc. 4.375%, 5/15/47	5,803
5,000	Ohio Power Co. Series G 6.600%, 2/15/33(1)	5,469
10,000	Progress Energy, Inc. 7.750%, 3/1/31(1)(2)	11,438
8,000	Public Service Enterprise Group, Inc. 6.125%, 10/15/33	8,592
10,000	San Diego Gas & Electric Co. 5.400%, 4/15/35	10,312
8,000	San Diego Gas & Electric Co. 6.125%, 9/15/37	8,657
7,225	Sempra 5.500%, 8/1/33	7,521
9,000	Southern Co. Gas Capital Corp. 5.750%, 9/15/33(1)	9,518
25,000	Southwestern Public Service Co. 5.300%, 5/15/35	25,479
18,000	Union Electric Co. 5.250%, 4/15/35	18,484
The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
(Unaudited)
($ reported in thousands)
Par Value	Description	Value
4,000	Virginia Electric & Power Co. Series A 2.875%, 7/15/29	$3,849
		403,987
	◼ Oil & Gas Storage, Transportation and Production—7.2%
6,000	Enbridge, Inc. 4.250%, 12/1/26	6,010
10,000	Enbridge, Inc. 5.700%, 3/8/33	10,486
8,850	Energy Transfer LP 8.250%, 11/15/29	9,948
10,200	Energy Transfer LP 6.550%, 12/1/33(1)	11,161
7,900	Energy Transfer LP 5.800%, 6/15/38	8,053
6,000	Enterprise Products Operating LLC 3.125%, 7/31/29	5,823
8,000	Enterprise Products Operating LLC 5.350%, 1/31/33	8,345
5,000	Kinder Morgan Energy Partners LP 7.750%, 3/15/32(1)	5,784
16,000	Kinder Morgan Energy Partners LP 5.800%, 3/15/35(1)(2)	16,860
9,000	Kinder Morgan, Inc. 5.550%, 6/1/45	8,740
8,000	MPLX LP 4.250%, 12/1/27	8,022
7,000	MPLX LP 4.950%, 9/1/32	7,052
9,000	MPLX LP 5.000%, 3/1/33(1)	9,029
11,000	ONEOK, Inc. 5.650%, 9/1/34	11,339
13,000	ONEOK, Inc. 6.000%, 6/15/35(1)	13,737
6,000	ONEOK, Inc. 4.200%, 12/1/42	4,788
Par Value	Description	Value
16,000	Phillips 66 3.900%, 3/15/28	$15,968
12,000	Plains All American Pipeline LP 5.950%, 6/15/35	12,513
18,000	Plains All American Pipeline LP 6.650%, 1/15/37(1)(2)	19,564
11,000	Spectra Energy Partners LP 4.500%, 3/15/45	9,310
10,000	Targa Resources Corp. 5.500%, 2/15/35	10,244
10,000	Targa Resources Corp. 5.650%, 2/15/36	10,270
18,500	Valero Energy Partners LP 4.500%, 3/15/28	18,656
15,000	Williams Cos., Inc. (The) 5.150%, 3/15/34(1)	15,200
		256,902
	◼ Telecommunications—2.7%
5,000	American Tower Corp. 5.800%, 11/15/28	5,221
8,000	American Tower Corp. 5.650%, 3/15/33	8,415
5,900	Comcast Corp. 7.050%, 3/15/33(1)(2)	6,730
9,000	Digital Realty Trust LP 3.600%, 7/1/29	8,833
15,000	Koninklijke KPN N.V. 8.375%, 10/1/30(1)	17,458
5,000	TCI Communications, Inc. 7.125%, 2/15/28	5,308
10,000	TELUS Corp. 2.800%, 2/16/27	9,877
15,500	Verizon Communications, Inc. 7.750%, 12/1/30(1)	17,775
10,000	Verizon Communications, Inc. 5.250%, 4/2/35	10,130
7,500	Vodafone Group plc 7.875%, 2/15/30	8,526
		98,273
Total Corporate Bonds (Cost $747,613)		759,162
The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
(Unaudited)
($ reported in thousands)
Description	Value
TOTAL INVESTMENTS—130.2% (Cost $3,472,870)	4,670,527
Secured borrowings—(21.6)%	(773,000)
Secured notes—(5.6)%	(200,000)
Mandatory Redeemable Preferred Shares at liquidation value—(3.7)%	(132,000)
Other assets less other liabilities—0.7%	20,567
Net Assets Applicable To Common Stock—100.0%	$3,586,094

(1)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan.
(2)	All or a portion of this security has been loaned.
The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
(Unaudited)
($ reported in thousands)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report.The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2026:
	Level 1	Level 2
Common stocks	$3,696,001	$—
Corporate Bonds	—	759,162
Master Limited Partnerships	215,364	—
Total investments	$3,911,365	$759,162
There were no Level 3 priced securities held at January 31, 2026 and there were no transfers into or out of Level 3 related to securities held at January 31, 2026.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dnp or the Securities and Exchange Commission’s website at www.sec.gov.